SIGNIFICANT RISKS AND UNCERTAINTIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Foreign currency risk
Cash and cash equivalents denominated in RMB	$ 29,027	$ 28,962
Sales Revenue, Net [Member]
Foreign currency risk
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Accounts Receivable [Member]
Foreign currency risk
Concentration Risk, Percentage	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Foreign currency risk
Concentration Risk, Percentage	13.00%